Note 4 - Loans and Related Allowance for Loan Losses (Details) - Troubled Debt Restructurings Subsequently Defaulted (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2012	Dec. 31, 2013
Residential Real Estate Mortgage [Member]
Real estate- mortgage:
Number of contracts	1	2
Recorded investment	$ 15	$ 89
Commercial and Industrial [Member]
Real estate- mortgage:
Number of contracts		6	5
Recorded investment		256	574
Commercial Real Estate Mortgage [Member]
Real estate- mortgage:
Number of contracts			1
Recorded investment			190
Real Estate Construction [Member]
Real estate- mortgage:
Number of contracts		1
Recorded investment		3,622
Consumer Installment [Member]
Real estate- mortgage:
Number of contracts		1
Recorded investment		$ 5